Related Party Disclosures (Details) - USD ($)				2 Months Ended	12 Months Ended
	Apr. 29, 2026	Apr. 28, 2025	Jan. 25, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2024	May 06, 2026	Nov. 01, 2025	Jun. 30, 2025	May 16, 2025	Feb. 26, 2025	Jan. 28, 2025	Jul. 23, 2024	Jul. 01, 2024	Jun. 07, 2024
Related Party Disclosures [Line Items]
Capital contributions (in Dollars)					$ 4,445,741
Owing amount (in Dollars)				$ 5,671,129	5,671,129				$ 5,854,852
Additional shares		5,000,000
Deemed value (in Dollars)		$ 6,850,000
Supplementary financing (in Dollars)	$ 5,200,000
Interest free loan arrangement amount (in Dollars)	$ 4,500,000
Certain costs (in Dollars)					$ 15,249	$ 313,931
Critical Metals Corp [Member]
Related Party Disclosures [Line Items]
Shares issued price per share (in Dollars per share)		$ 1.37
Tanbreez Mining Greenland A/S [Member] | Critical Metals Corp [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance													8,395,523
Directors and Key Management Personnel [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance								5,110,000
Premium vested options								6,030,000
Shares issued to directors and management									89,243
Shares revised			2,240,000
Steve Parkes [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance												100,000
Michael Ryan [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance												100,000
Director [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance										1,810,000
Bellatrix Corporate Pty Ltd [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance			100,000
Tony Sage [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance											500,000
North Greenland ApS [Member]
Related Party Disclosures [Line Items]
Issued capital rate							70.00%
Purchases of acquisition				$ 2,631,544
RSU’s [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance				2,535,000	2,535,000			6,230,000
RSU’s [Member] | Directors and Key Management Personnel [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance								315,000						1,285,000	955,000